Derivative Liabilities (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected volatility	60.00%
Risk free interest rates	0.65%
Common Stock Warrants [Member]
Dividend yield	0.00%	0.00%	0.00%
Valuation method used	Monte Carlo simulation valuation method.	Monte Carlo simulation valuation method	Monte Carlo simulation valuation method
Common Stock Warrants [Member] | Minimum [Member]
Expected volatility	54.50%	47.17%	39.30%
Risk free interest rates	0.63%	0.855%	0.67%
Expected remaining term (in years)	1 year 3 months	1 year 6 months 4 days	2 years 6 months 4 days
Common Stock Warrants [Member] | Maximum [Member]
Expected volatility	59.50%	48.83%	100.00%
Risk free interest rates	0.70%	1.0775%	1.12%
Expected remaining term (in years)	1 year 9 months 25 days	2 years 25 days	3 years 25 days